Third Avenue Trust
622 Third Avenue, 32nd Floor
New York, NY 10017

VIA EDGAR
---------

January 5, 2010

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Third Avenue Trust
(REGISTRATION NOS. 33-20891 AND 811-8039)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the Prospectus and Statement of Additional Information that would have been filed on behalf of the Registrant pursuant to Rule 497(c) upon the effectiveness of Post Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 29, 2009 with an effective date of December 31, 2009.

     Should you have any further questions regarding this filing, please do not hesitate to contact me at (212) 906-1190.

Very truly yours,

/s/ W. James Hall III
W. James Hall III
General Counsel